Investment Securities (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Investment Holdings [Line Items]
Schedule of Cost/amortized Cost, Unrealized Gains and Losses, and Fair Value of Available-for-sale Securities by Type

Cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type were as follows:

(dollars in millions)	Cost/ Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

December 31, 2016
Fixed maturity available-for-sale securities:
Bonds
U.S. government and government sponsored entities	$31	$-	$-	$31
Obligations of states, municipalities, and political subdivisions	145	1	(1)	145
Non-U.S. government and government sponsored entities	119	-	(1)	118
Corporate debt	1,024	8	(7)	1,025
Mortgage-backed, asset-backed, and collateralized:
Residential mortgage-backed securities (“RMBS”)	101	-	(1)	100
Commercial mortgage-backed securities (“CMBS”)	109	-	(1)	108
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)	102	-	-	102
Total bonds	1,631	9	(11)	1,629
Preferred stock (a)	17	-	(1)	16
Common stock (a)	16	1	-	17
Other long-term investments	2	-	-	2
Total (b)	$1,666	$10	$(12)	$1,664

December 31, 2015
Fixed maturity available-for-sale securities:
Bonds
U.S. government and government sponsored entities	$112	$-	$(1)	$111
Obligations of states, municipalities, and political subdivisions	140	1	(1)	140
Non-U.S. government and government sponsored entities	126	1	(1)	126
Corporate debt	1,018	3	(22)	999
Mortgage-backed, asset-backed, and collateralized:
RMBS	128	-	-	128
CMBS	117	-	(1)	116
CDO/ABS	71	-	-	71
Total bonds	1,712	5	(26)	1,691
Preferred stock (a)	14	-	(1)	13
Common stock (a)	23	-	-	23
Other long-term investments	2	-	-	2
Total (b)	$1,751	$5	$(27)	$1,729

(a)	The Company employs an income equity strategy targeting investments in stocks with strong current dividend yields. Stocks included have a history of stable or increasing dividend payments.

(b)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2016 and 2015, which is classified as a restricted investment and carried at cost.

Schedule of Fair Value and Unrealized Losses On Available-for-sale Securities by Type and Length of Time in a Continuous Unrealized Loss Position

Fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position were as follows:

	Less Than 12 Months		12 Months or Longer		Total
(dollars in millions)	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses

December 31, 2016
Bonds:
U.S. government and government sponsored entities	$18	$-	$-	$-	$18	$-
Obligations of states, municipalities, and political subdivisions	99	(1)	2	-	101	(1)
Non-U.S. government and government sponsored entities	55	(1)	1	-	56	(1)
Corporate debt	416	(6)	8	(1)	424	(7)
RMBS	74	(1)	1	-	75	(1)
CMBS	66	(1)	5	-	71	(1)
CDO/ABS	64	-	3	-	67	-
Total bonds	792	(10)	20	(1)	812	(11)
Preferred stock	6	-	8	(1)	14	(1)
Common stock	2	-	1	-	3	-
Total	$800	$(10)	$29	$(2)	$829	$(12)

December 31, 2015
Bonds:
U.S. government and government sponsored entities	$102	$(1)	$-	$-	$102	$(1)
Obligations of states, municipalities, and political subdivisions	69	(1)	2	-	71	(1)
Non-U.S. government and government sponsored entities	19	(1)	-	-	19	(1)
Corporate debt	786	(22)	7	-	793	(22)
RMBS	107	-	-	-	107	-
CMBS	104	(1)	5	-	109	(1)
CDO/ABS	71	-	-	-	71	-
Total bonds	1,258	(26)	14	-	1,272	(26)
Preferred stock	2	-	6	(1)	8	(1)
Common stock	16	-	-	-	16	-
Other long-term investments	1	-	-	-	1	-
Total	$1,277	$(26)	$20	$(1)	$1,297	$(27)

*	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.

Schedule of Changes in Cumulative Amount of Credit Losses (recognized in Earnings) On Other-than-temporarily Impaired Available-for-sale Securities

Changes in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities were as follows:

(dollars in millions)
At or for the Years Ended December 31,	2016	2015

Balance at beginning of period	$2	$1
Additions:
Due to other-than-temporary impairments:
Impairment not previously recognized	-	1
Reductions:
Realized due to dispositions with no prior intention to sell	2	-
Balance at end of period	$-	$2

Schedule of Contractual Maturities of Fixed-maturity Available-for-sale Securities

Contractual maturities of fixed-maturity available-for-sale securities at December 31, 2016 were as follows:

(dollars in millions)	Fair Value	Amortized Cost

Fixed maturities, excluding mortgage-backed, asset-backed, and collateralized securities:
Due in 1 year or less	$154	$154
Due after 1 year through 5 years	625	625
Due after 5 years through 10 years	325	323
Due after 10 years	215	217
Mortgage-backed, asset-backed, and collateralized securities	310	312
Total	$1,629	$1,631

Schedule of Fair Value of Trading Securities by Type

The fair value of trading and other securities by type was as follows:

(dollars in millions)
December 31,	2016	2015

Fixed maturity trading and other securities:
Bonds
Non-U.S. government and government sponsored entities	$1	$3
Corporate debt	85	124
Mortgage-backed, asset-backed, and collateralized:
RMBS	1	2
CMBS	1	2
CDO/ABS	5	-
Total bonds	93	131
Preferred stock	6	6
Total *	$99	$137

*	The fair value of other securities, which we have elected the fair value option, totaled $99 million at December 31, 2016 and $128 million at December 31, 2015.

Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Schedule of Realized Gains, Realized Losses, and Net Realized Gains (losses) Due to Sale or Redemption of Fair Values of Available-for-sale Securities

The proceeds of available-for-sale securities sold or redeemed and the resulting realized gains, realized losses, and net realized gains were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Proceeds from sales and redemptions	$518	$431	$280

Realized gains	$16	$15	$9
Realized losses	(1)	(1)	(1)
Net realized gains	$15	$14	$8

Trading Securities [Member]
Investment Holdings [Line Items]
Schedule of Net Unrealized and Realized Gains (losses) on Trading Securities

The net unrealized and realized gains (losses) on our trading and other securities, which we report in investment revenues, were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Net unrealized gains (losses) on trading and other securities held at year end	$1	$-	$(9)
Net realized gains (losses) on trading and other securities sold or redeemed during the year	7	(3)	5
Total	$8	$(3)	$(4)